                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                 San Diego, CA          4/17/2006
------------------------------------            -------------          ---------
[Signature]                                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:     $186,530
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of September 30, 1999

                                                                VOTING AUTHORITY

                           TITLE                    VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER           OF CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           --------   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AXA FINL                    COM     002451 10 2   2788         50000    SH          DEFINED   Nos. 1 & 2     50000
ALLIANCE WORLD              COM     01879R 10 6   99           10000    SH          DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD          COM     026609 10 7   1444         35000    SH          DEFINED   Nos. 1 & 2     35000
AMGEN                       COM     031162 10 0   1624         20000    SH          DEFINED   Nos. 1 & 2     20000
BANK AMER CORP              COM     060505 10 4   7128        128000    SH          DEFINED   Nos. 1 & 2    128000
BANK ONE CORP               COM     06423A 10 3   6079        175000    SH          DEFINED   Nos. 1 & 2    175000
BANKBOSTON CORP             COM     06605R 10 6   4598        106000    SH          DEFINED   Nos. 1 & 2    106000
BEAR STEARNS                COM     073902 10 8   1721         45000    SH          DEFINED   Nos. 1 & 2     45000
BESTFOODS                   COM     08658U 10 1   970          20000    SH          DEFINED   Nos. 1 & 2     20000
CKE RESTAURANTS             COM     12561E 10 5   508          70000    SH          DEFINED   Nos. 1 & 2     70000
CHASE MANHATTAN             COM     16161A 10 8   1513         20000    SH          DEFINED   Nos. 1 & 2     20000
CITIGROUP INC               COM     172967 10 1   12575       285000    SH          DEFINED   Nos. 1 & 2    285000
DEERE & CO                  COM     244199 10 5   388          10000    SH          DEFINED   Nos. 1 & 2     10000
DONALDSON LUFKIN            COM     257661 10 8   1981         50000    SH          DEFINED   Nos. 1 & 2     50000
DUPONT                      COM     263534 10 9   4248         70000    SH          DEFINED   Nos. 1 & 2     70000
FEDERAL HM LN MTG CORP      COM     313400 30 1   13728       264000    SH          DEFINED   Nos. 1 & 2    264000
FEDERAL NATL MTG            COM     313586 10 9   5522         88000    SH          DEFINED   Nos. 1 & 2     88000
FIDELITY NATL FINL          COM     316326 10 7   456          30000    SH          DEFINED   Nos. 1 & 2     30000
FIRST AMERICAN FIN          COM     318522 30 7   334          25000    SH          DEFINED   Nos. 1 & 2     25000
FORD MOTOR CO.              COM     345370 10 0   252           5000    SH          DEFINED   Nos. 1 & 2      5000
HARTFORD FIN SVCS GRP       COM     416515 10 4   408          10000    SH          DEFINED   Nos. 1 & 2     10000
HORACE MANN EDUC            COM     440327 11 2   286           1000    SH          DEFINED   Nos. 1 & 2      1000
HOT TOPIC                   COM     441339 10 8   688          25000    SH          DEFINED   Nos. 1 & 2     25000
JOHNSON & JOHNSON           COM     478160 10 4   1838         20000    SH          DEFINED   Nos. 1 & 2     20000
KEYCORP                     COM     493267 10 8   1553         60000    SH          DEFINED   Nos. 1 & 2     60000
KEYSPAN CORP                COM     49337W 10 0   631          22000    SH          DEFINED   Nos. 1 & 2     22000
LONE STAR STEKHOUSE         COM     542307 10 3   769         100000    SH          DEFINED   Nos. 1 & 2    100000
MERRILL LYNCH               COM     590188 10 8   1691         25000    SH          DEFINED   Nos. 1 & 2     25000

MORGAN JP                   COM     616880 10 0   3426         30000    SH          DEFINED   Nos. 1 & 2     30000
MORGAN STANLEY DEAN         COM     617446 44 8   4456         50000    SH          DEFINED   Nos. 1 & 2     50000
NOVARTIS                    COM     66987V 10 9   346           5000    SH          DEFINED   Nos. 1 & 2      5000
PNC FINANCIAL               COM     693475 10 5   684          13000    SH          DEFINED   Nos. 1 & 2     13000
PACIFIC CENTY FINL          COM     694058 10 8   615          30000    SH          DEFINED   Nos. 1 & 2     30000
PEPSICO INC                 COM     713448 10 8   2332         77000    SH          DEFINED   Nos. 1 & 2     77000
PFIZER INC                  COM     717081 10 3   14422       402000    SH          DEFINED   Nos. 1 & 2    402000
PHILLIP MORRIS              COM     718154 10 7   6838        200000    SH          DEFINED   Nos. 1 & 2    200000
PINNACLE WEST CAP CORP      COM     723484 10 1   1091         30000    SH          DEFINED   Nos. 1 & 2     30000
QUALCOMM                    COM     747525 10 3   1886         10000    SH          DEFINED   Nos. 1 & 2     10000
RAYONIER                    COM     754907 10 3   208           5000    SH          DEFINED   Nos. 1 & 2      5000
RAYTHEON CO. CL B           COM     755111 40 8   991          20000    SH          DEFINED   Nos. 1 & 2     20000
RITE AID                    COM     767754 10 4   481          35000    SH          DEFINED   Nos. 1 & 2     35000
ROCHE HLDG                  COM     771195 10 4   348           3000    SH          DEFINED   Nos. 1 & 2      3000
ROYAL DUTCH SHELL PLC       COM     780257 80 4   7418        126000    SH          DEFINED   Nos. 1 & 2    126000
SAFESKIN CORP               COM     786454 10 8   968         120000    SH          DEFINED   Nos. 1 & 2    120000
SCHERING PLOUGH             COM     806605 10 1   10440       240000    SH          DEFINED   Nos. 1 & 2    240000
SEAGRAM CO LTD.             COM     811850 10 6   456          10000    SH          DEFINED   Nos. 1 & 2     10000
TRICON GLOBAL REST          COM     895953 10 7   204           5000    SH          DEFINED   Nos. 1 & 2      5000
WFS FINANCIAL               COM     92923B 10 6   226          11000    SH          DEFINED   Nos. 1 & 2     11000
WARNER LAMBERT              COM     934488 10 7   5979         90000    SH          DEFINED   Nos. 1 & 2     90000
WELLS FARGO & CO.           COM     949746 10 1   16695       420000    SH          DEFINED   Nos. 1 & 2    420000
WESTCORP                    COM     957907 10 8   28466      1906000    SH          DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER            COM     D1668R 12 3   1734         25000    SH          DEFINED   Nos. 1 & 2     25000